Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Fixed Assets, Estimated Useful Life

Estimated useful life
Office building	47 years
Computer equipment (including servers)	4 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5 years
Vehicles	4-10 years